Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000889284
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012
Sterling Capital Corporate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sterling Capital Corporate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From the Fund’s commencement of operations on June 30, 2011 through the fiscal year ended September 30, 2011, the Fund’s portfolio turnover rate was 7.00% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; and (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be issued by U.S. companies and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be between 4.5 and 8.5 years.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section on page 12 of this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus.
Sterling Capital Corporate Fund | Class S Shares, Sterling Capital Corporate Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.32%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	33
3 Years	rr_ExpenseExampleYear03	157
Sterling Capital Securitized Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sterling Capital Securitized Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From the Fund’s commencement of operations on June 30, 2011 through the fiscal year ended September 30, 2011, the Fund’s portfolio turnover rate was 26.00% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of securitized obligations of any kind (including asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations). The Fund will invest primarily in securities that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality), and may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds.

As part of its investment strategy, the Fund may engage in dollar roll transactions, under which the Fund sells a mortgage-backed security to a dealer and simultaneously contracts to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Such investments will not exceed 25% of the Fund’s total assets. Dollar roll transactions may create investment leverage.

The Fund also will invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae)); corporate debt securities, including corporate bonds, notes and debentures; preferred stock; and debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be within 1.5 years of the duration of the Barclays Capital U.S. Mortgage Backed Securities Index.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, interest rate swaps, inverse floater securities, and interest-only and principal-only securities to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of securitized obligations of any kind (including asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section on page 12 of this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus.
Sterling Capital Securitized Opportunities Fund | Class S Shares, Sterling Capital Securitized Opportunities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.36%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	37
3 Years	rr_ExpenseExampleYear03	170

[1]	Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.
[2]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.15% for the period from June 30, 2011 through January 31, 2013. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.